IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Jan. 31, 2024	Oct. 31, 2023
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	$ 243.3	$ 239.0
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	458.1	462.1
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	$ 23.1	$ 22.3